Schedule of Estimated Future Amortization Expense of Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022		$ 35
Total amortization expense		$ 35	$ 356